Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 848	$ 1,475	$ 166
Other comprehensive income consists of the following:
Translation gain/(loss)	(93)	(394)	234
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0	0	20
Release on disposal of available-for-sale financial assets during the period, net of tax	0	1	(51)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(21)	(81)	69
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income during the period, net of tax	16	21	2
Other comprehensive income	(98)	(453)	274
Comprehensive Income	750	1,022	440
Total comprehensive income attributable to:
AngloGold Ashanti	733	978	381
Noncontrolling interests	$ 17	$ 44	$ 59